FINANCE LEASES - Narrative (Details) $ in Thousands, $ in Thousands	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CAD ($)	Dec. 31, 2017 USD ($)
Disclosure of finance lease and operating lease by lessee [line items]
Liability portion of convertible debentures (note 22)	$ 0		$ 84,961
Credit Facility
Disclosure of finance lease and operating lease by lessee [line items]
Line of credit maximum borrowing capacity	13,809	$ 18,831
Equipment Lease Facility
Disclosure of finance lease and operating lease by lessee [line items]
Liability portion of convertible debentures (note 22)	$ 2,139	$ 2,917	$ 36,829
Bottom of range | Capital Equipment and Vehicles
Disclosure of finance lease and operating lease by lessee [line items]
Borrowings, interest rate	2.74%	2.74%
Top of range | Capital Equipment and Vehicles
Disclosure of finance lease and operating lease by lessee [line items]
Borrowings, interest rate	4.95%	4.95%